Flight Equipment Held for Operating Leases (Details Textual) (USD $)	1 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended
	Feb. 28, 2009 Lease	Dec. 31, 2012 Aircraft Customer Lessee Country Lease	Dec. 31, 2011 Aircraft Customer Country Lessee	Dec. 31, 2010 Customer	Oct. 14, 2011 Aircraft	Mar. 31, 2013 Airbus 320-232 [Member] Aircraft	Mar. 31, 2013 Boeing 737-500 [Member] Aircraft	Dec. 31, 2012 Boeing 737-500 [Member]	Dec. 31, 2011 Boeing 737-500 [Member]	Dec. 31, 2012 Aircraft [Member] Aircraft	Mar. 31, 2013 Aircraft [Member]	Dec. 31, 2011 Aircraft [Member] Aircraft	Oct. 14, 2011 Aircraft [Member]
Flight Equipment Held for Operating Leases (Textual) [Abstract]
Number of aircraft held for operating leases										109		109
Gain on sale of aircraft										$ 8,400,000	$ 14,000,000	$ 9,100,000
Number of aircraft held by GAAM Portfolio					49
Fair value of assets acquired in a business acquisition													1,400,000
Expiration period of leases related to aircrafts										2012
Number of major customer		0	0	0
Number of aircraft sold		4	2			1	2
Flight Equipment Held for Operating Leases (Additional Textual) [Abstract]
Number of aircraft purchased during the period		4	3
Acquisition cost of aircraft purchased		60,400,000	102,900,000
Outstanding principal balance		50,000,000
Repayment of debt			124,800,000
Major maintenance expenditures capitalized		11,400,000	8,000,000
Number of lessees in operating lease		55	53
Number of countries aircraft held for operating lease to lessees		32	29
Number of aircraft off lease		6
Revenue recognized		7,500,000	10,400,000	11,000,000
Revenue recognized from number of lessees		2
Number of lease terminated in 2013		3
Revenue recognized at the end of lease		49,800,000	2,900,000	21,400,000
Impairment losses recognized		11,382,000	7,500,000	0				11,400,000	7,500,000
Amortization of lease premiums net of lease discounts		7,500,000	1,900,000	300,000
Weighted average remaining lease term of the Company's aircraft held for operating leases		3 years 2 months 12 days	3 years 7 months 6 days
Amortization of lease incentives		6,989,000	6,856,000	5,095,000
Number of lease termination	4
Payment received in connection with early lease terminations		6,300,000
Monthly payments received in connection with early lease termination			5,900,000
Interest received along with monthly installment			8.00%
Lease termination settlement			$ 2,135,000	$ 2,298,000